UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08993

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

(Address of principal executive offices)(Zip Code)

S. Bob Rezaee, 2806 Flintrock Trace, Suite A204, Austin, TX 78738

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 772-7231

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	NewMark Risk-Managed Opportunistic Fund
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 53.91%

Arragement of Transportation of Freight & Cargo - 4.71%
41,000	Arch Coal, Inc.	$ 149,650
6,650	Peabody Energy Corp.	108,728
		258,378
Blankbooks, Looseleaf Binders & Bookbinding & Related Work - 1.99%
17,000	Acco Brands Corp. *	108,970

Cable & Other Pay Television Services - 1.29%
950	Discovery Communications, Inc. *	70,566

Computer Storage Devices - 2.33%
3,500	NetApp, Inc.	127,820

Electronic Computers - 3.17%
1,875	Apple, Inc.	174,244

Fire, Marine & Casualty Insurance - 2.20%
5,700	Employers Holdings, Inc.	120,726

Motor Vehicle Parts & Accessories - 2.65%
5,000	Gentex Corp.	145,450

Motor Vehicles & Passenger Car Bodies - 5.32%
8,350	Honda Motor Co., Ltd.	292,166

National Commercial Banks - 1.36%
3,000	Sandy Spring Bancorp, Inc.	74,730

Retail-Family Clothing Stores - 1.64%
8,000	American Eagle Outfitters, Inc.	89,760

Retail-Home Furniture, Furnishings & Equipment Stores - 1.72%
1,650	Bed Bath & Beyond, Inc. *	94,677

Retail-Miscellaneous Shopping Goods Stores - 2.86%
14,500	Staples, Inc.	157,180

Retail-Shoe Stores - 2.42%
4,750	DSW, Inc.	132,715

Retail-Variety Stores - 6.07%
5,750	Target Corp.	333,212

Retail-Women's Clothing Stores - 3.83%
6,800	Cato Corp.	210,120

Security Brokers, Dealers & Flotation Companies - 1.45%
475	The Goldman Sachs Group, Inc.	79,534

Services-Computer Programming & Data Preparation - 2.62%
250	Google, Inc. *	143,820

Services-Educational Services - 1.28%
4,200	ITT Educational Services, Inc. *	70,098

Services-Engineering, Accounting, Research, Management - 3.03%
4,000	Paychex, Inc.	166,240

Telephone Communications (No Radiotelephone) - 1.97%
8,700	Ntelos Holdings Corp.	108,402

TOTAL COMMON STOCKS (Cost $3,023,051) - 53.91%		$ 2,958,808

EXCHANGE TRADED FUNDS - 23.89%
58,000	Direxion Small Cap 3X Shares	809,680
6,700	Direxion Daily Semiconductor Bear 3X Shares *	134,536
10,000	Direxion S&P 500 Bear 3X Shares	259,600
2,900	ProShares Ultrashort Oil & Gas *	107,474

TOTAL EXCHANGE TRADED FUNDS (Cost $1,381,262) - 23.89%		$ 1,311,290

PREFERRED FUNDS - 1.54%
3,638	W.R. Berkley, 5.625%, 04/30/2053	84,584

TOTAL PREFERRED FUNDS (Cost $73,053) - 1.54%		$ 84,584

REAL ESTATE INVESTMENT TRUSTS - 7.26%
4,290	Digital Realty Trust, Inc.	250,193
11,500	Franklin Street Properties Corp.	144,670
200	Redwood Trust, Inc.	3,894

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $385,761) - 7.26%		$ 398,757

SHORT TERM INVESTMENTS - 13.54%
743,159	First American Treasury Obligation Cl Z, 0.00% ** (Cost $743,159)	743,159

TOTAL FOR SHORT TERM INVESTMENTS (Cost $743,159) - 13.54%		$ 743,159

TOTAL INVESTMENTS (Cost $5,606,287) - 100.14%		$ 5,496,598

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.14%)		(7,740)

NET ASSETS - 100.00%		$ 5,488,858

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of June 30, 2014

NOTES TO FINANCIAL STATEMENTS
NewMark Risk-Managed Opportunistic Fund
1. SECURITY TRANSACTIONS

At June 30, 2014 , the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,606,287 amounted to $109,689 which consisted of aggregate gross unrealized appreciation of $177,088 and aggregate gross unrealized depreciation of $286,777.

2. SECURITY VALUATION

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014 :

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,958,808	$0	$0	$2,958,808
Exchange Traded Funds	$1,311,290	$0	$0	$1,311,290
Preferred	$84,584	$0	$0	$84,584
Real Estate Investment Trusts	$398,757	$0	$0	$398,757
Cash Equivalents	$743,159	$0	$0	$743,159
Total	$5,496,598	$0	$0	$5,496,598

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Newmark Risk-Managed Opportunistic Fund

/s/ S. Bob Rezaee

*S. Bob Rezaee

Chairman, Treasurer and Trustee (Principal Executive &

Financial Officer and Compliance Officer)

Date August 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ S. Bob Rezaee

*S. Bob Rezaee

Chairman, Treasurer and Trustee (Principal Executive &

Financial Officer and Compliance Officer)

Date August 14, 2014

* Print the name and title of each signing officer under his or her signature.